Commitments and Contingencies - Additional Information (Details) $ in Millions			1 Months Ended			12 Months Ended
	Dec. 21, 2018	Nov. 02, 2017	Jan. 31, 2020	Aug. 31, 2014 CAD ($)	Aug. 31, 2014 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 AUD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Term of minimum annual volume of sales to maintain exclusivity of speciality ingredient		11 years	8 years
Purchase commitments						$ 858,593
Remaining commitments						1,616,206
Amount owed from customer				$ 5,202,940	$ 3,700,000
Counterclaim amount amended							$ 173,000,000	$ 201
Provision recognized for counterclaim amended						$ 0
CEO
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of royalties payable						1.00%
Provision						$ 1,115,703
More than 5 years
Disclosure Of Commitments And Contingencies [Line Items]
Annual expense of contract for security of the site							$ 172,000
Lonza Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Term of licensing and capsules agreement	5 years
Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Total remaining amount of royalties						$ 5,310,000